FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (3)	$ (5)
Impact of demerger	0
Net changes in fair value of derivatives	(122)	(56)
Net losses reclassified from accumulated other comprehensive income into income	43	(15)
Accumulated derivative net losses, end of period	(82)	(76)
Income Tax
Accumulated derivative net losses, beginning of period	(14)	(1)
Impact of demerger	0
Net changes in fair value of derivatives	8	(3)
Reclassification from AOCI, Current Period, Tax	(8)	1
Accumulated derivative net losses, end of period	(14)	(3)
After-Tax Amount
Accumulated derivative net losses, beginning of period	(17)	(6)
Impact of demerger	0
Net changes in fair value of derivatives	(114)	(59)
Net losses reclassified from accumulated other comprehensive income into income	35	(14)
Accumulated derivative net losses, end of period	$ (96)	$ (79)